RELATED PARTY TRANSACTIONS - Advisor Fees to Santa Clara (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amount paid for related party transactions	$ 0
Santa Clara | Asset management fees
Related Party Transaction [Line Items]
Amount paid for related party transactions	$ 191,933	$ 191,907